Contract Assets, Net (Tables)	6 Months Ended
Mar. 31, 2025
Contract Assets, Net [Abstract]
Schedule of Contract Assets, Net

Contract assets, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Contract assets	7,193,947	18,678,502
Less: allowance for credit loss	(750,000)	(640,000)
	6,443,947	18,038,502

Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets

Movement of provision for allowance for credit loss of contract assets is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	307,040	750,000
Retrospective adjustment upon adoption of ASC 326	382,960	—
Provision (Reversal) for the period	283,000	(110,000)
Balance at end of the period	973,000	640,000